Changes in Other Comprehensive Income (Loss) at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain incurred during the year	¥ 788	¥ (2,035)	¥ (4,149)
Amortization of prior service cost	9	9	13
Recognized actuarial loss	250	283	102
Net change for the year	¥ 1,047	¥ (1,743)	¥ (4,034)